Loss and Loss Adjustment Expenses	6 Months Ended
Jun. 30, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Loss and Loss Adjustment Expenses
NOTE 9 – LOSS AND LOSS ADJUSTMENT EXPENSES
The following tables shows changes in aggregate reserves for the Company’s loss and loss adjustment expenses:

	June 30, 2023	June 30, 2022
Net reserves at January 1,	$—	$—
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	147,415	—
Change in provision for insured events of prior year	—	—

Total incurred loss and loss adjustment expense	147,415	—
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	4,268	—
Loss and loss adjustment expenses attributable to insured events of the prior year	—	—

Total payments	4,268	—

Net reserves at June 30,	$143,147	$—

	June 30, 2023	June 30, 2022
Net reserves at April 1,	$84,412	$—
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	63,003	—
Change in provision for insured events of prior year	—	—

Total incurred loss and loss adjustment expense	63,003	—
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	4,268	—
Loss and loss adjustment expenses attributable to insured events of the prior year	—	—

Total payments	4,268	—

Net reserves at June 30,	$143,147	$—

For the three and six month periods ended June 30, 2023, initial reserves were established for the start of the Company’s captive operations.